Series | Fidelity Advisor Series Growth & Income Fund
Fund Summary Fund: Fidelity Advisor® Series Growth & Income Fund
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Series Fidelity Advisor Series Growth & Income Fund Class: Fidelity Advisor Series Growth & Income Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Series Fidelity Advisor Series Growth & Income Fund Class: Fidelity Advisor Series Growth & Income Fund
Management fee	[1]	0.45%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.23%
Acquired fund fees and expenses		0.01%
Total annual operating expenses	[1]	0.69%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Series Fidelity Advisor Series Growth & Income Fund Class: Fidelity Advisor Series Growth & Income Fund
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to August 1, 2013, the fund was named Fidelity Advisor Series Mega Cap Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.73%	March 31, 2013
Lowest Quarter Return	4.71%	June 30, 2013
Year-to-Date Return	6.32%	June 30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Series Fidelity Advisor Series Growth & Income Fund	Past 1 year	Life of fund		Inception Date
Class: Fidelity Advisor Series Growth & Income Fund Return Before Taxes	32.36%	30.98%	[1]	Dec. 06, 2012
Class: Fidelity Advisor Series Growth & Income Fund Return After Taxes on Distributions	31.17%	29.86%	[1]	Dec. 06, 2012
Class: Fidelity Advisor Series Growth & Income Fund Return After Taxes on Distributions and Sale of Fund Shares	18.63%	17.92%	[1]	Dec. 06, 2012
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	31.27%	[1]	Dec. 06, 2012
Russell Top 200® Index (reflects no deduction for fees, expenses, or taxes)	32.41%	30.92%	[1]	Dec. 06, 2012
Fidelity Series Growth & Income Fund Linked Index℠ (reflects no deduction for fees, expenses, or taxes)	31.81%	30.36%	[1]	Dec. 06, 2012
[1]	From December 6, 2012.

Effective August 1, 2013, the fund began comparing its performance to the S&P 500® Index rather than the Russell Top 200® Index because the S&P 500 Index conforms more closely to the fund's investment policies.